Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 992.4	$ 679.6
Trade receivables, net of allowance for doubtful accounts of $31.4 in 2013 and $25.6 in 2012	1,126.4	1,213.0
Other receivables	147.9	100.9
Inventories	688.4	728.9
Deferred taxes	377.7	393.0
Assets held for sale		87.3
Prepaid expenses and other current assets	84.9	86.6
Total current assets	3,417.7	3,289.3
Property and equipment, net	1,134.5	1,194.2
Goodwill	3,114.6	3,151.2
Intangible assets, net	1,016.9	1,131.6
Non-current deferred taxes	63.1	150.3
Other assets, net	387.4	415.1
Total assets	9,134.2	9,331.7
Current liabilities:
Short-term borrowings	81.6	39.2
Current portion of long-term debt	201.5	1.8
Accounts payable	524.5	480.2
Deferred taxes	8.1	10.3
Settlement agreement and related accrued interest	925.1	876.9
Accrued restructuring costs	69.6	72.4
Liabilities held for sale		8.9
Other current liabilities	890.4	845.3
Total current liabilities	2,700.8	2,335.0
Long-term debt, less current portion	4,116.4	4,540.8
Non-current deferred taxes	278.6	366.7
Other liabilities	647.9	644.9
Total liabilities	7,743.7	7,887.4
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.10 par value per share, 50,000,000 shares authorized; no shares issued in 2013 and 2012
Common stock, $0.10 par value per share, 400,000,000 shares authorized; shares issued: 205,707,580 in 2013 and 204,660,621 in 2012; shares outstanding; 196,198,672 in 2013 and 194,557,669 in 2012	20.6	20.5
Common stock reserved for issuance related to Settlement agreement, $0.10 par value per share, 18,000,000 shares in 2013 and 2012	1.8	1.8
Additional paid-in capital	1,695.3	1,685.0
Retained earnings	276.4	254.8
Common stock in treasury, 9,508,908 shares in 2013 and 10,102,952 shares in 2012	(327.6)	(353.4)
Accumulated other comprehensive loss, net of taxes:
Unrecognized pension items	(146.2)	(142.3)
Cumulative translation adjustment	(134.4)	(24.1)
Unrealized gain on derivative instruments	3.2	1.5
Total accumulated other comprehensive loss, net of taxes	(277.4)	(164.9)
Total parent company stockholders' equity	1,389.1	1,443.8
Noncontrolling interests	1.4	0.5
Total stockholders' equity	1,390.5	1,444.3
Total liabilities and stockholders' equity	$ 9,134.2	$ 9,331.7